Consolidated Statements of Financial Position - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 77,789	€ 136,001
Current trade and others receivables	32,707	15,906
Other current financial assets	0	4,550
Other current assets	2,615	1,998
Inventories	4	4
Total - Current assets	113,115	158,459
Non-current assets
Intangible assets	48,761	43,957
Property, plant and equipment	7,872	8,210
Non-current trade and other receivables	0	0
Other non-current financial assets	4,125	4,914
Deferred tax assets	0	0
Total - Non-current assets	60,758	57,081
Total - Assets	173,872	215,540
Current liabilities
Current convertible loans	415	415
Other current loans and borrowings	7,510	4,665
Current trade and other payables	18,799	14,845
Current deferred income and revenue	11,692	14,479
Current provisions	40	61
Other current tax liabilities	23	4,906
Total - Current liabilities	38,480	39,370
Non-current liabilities
Non-current convertible loans	52,206	49,861
Other non-current loans and borrowings	10,047	20,334
Non-current trade and other payables	0	448
Non-current deferred income and revenue	3,755	9,706
Non-current employee benefits	978	782
Deferred tax liabilities	455	510
Total - Non-current liabilities	67,441	81,641
Shareholders' equity
Share capital	12,459	12,459
Share premium	445,261	444,683
Retained earnings (accumulated deficit)	(361,870)	(337,550)
Currency translation adjustment	996	(1,344)
Net profit (loss)	(28,894)	(23,719)
Total - Shareholders' equity	67,951	94,528
Total - Shareholders' equity & liabilities	173,872	215,540
Interest income	1,709	137
Net foreign exchange gain	452	7,470
Finance income from renegotiation of debt	0	0
Other finance income	1,519	605
Financial income	3,680	8,212
Interest expense	(4,553)	(4,341)
Interest Expenses For Leases	(71)	(69)
Net foreign exchange loss	(966)	(340)
Other finance cost	(23)	(8)
Finance costs	(5,614)	(4,758)
Finance income (cost)	€ (1,934)	€ 3,453